Postretirement Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Deferred compensation arrangement with eligible employees, percentage (up to)	90.00%
Employer contribution during the period	$ 2.2	$ 2.6	$ 1.9